Subsequent Events (Details)				1 Months Ended	12 Months Ended
	Feb. 24, 2021 shares	Feb. 09, 2021 shares	May 26, 2020 shares	Feb. 28, 2021 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Dividend shares Exchange Ratio		0.50
Founder Shares
Subsequent Event [Line Items]
Aggregate number of shares owned		4,312,500		105,699
Number of shares held by the initial stockholders	2,875,000	2,875,000	2,875,000	89,093	2,875,000